SCHEDULE OF OPERATING MATURITY ANALYSIS (Details) - CAD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
DisclosureOfLeaseLiabilityLineItems [Line Items]
Maturity analysis	$ 516,679
Amount representing implicit interest	(80,194)
Lease liability	436,485	$ 489,123	$ 158,124
Not later than one year [member]
DisclosureOfLeaseLiabilityLineItems [Line Items]
Maturity analysis	151,300
Later than one year and not later than three years [member]
DisclosureOfLeaseLiabilityLineItems [Line Items]
Maturity analysis	229,202
Later than four years and not later than five years [member]
DisclosureOfLeaseLiabilityLineItems [Line Items]
Maturity analysis	136,177
Later than five years [member]
DisclosureOfLeaseLiabilityLineItems [Line Items]
Maturity analysis